Average Annual Total Returns{- Franklin Large Cap Growth VIP Fund} - FTVIP Class 2-70 - Franklin Large Cap Growth VIP Fund	Class 2 Return Before Taxes Past 1 year	Class 2 Return Before Taxes Past 5 years	Class 2 Return Before Taxes Past 10 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 1 year	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 5 years	S&P 500 Index (index reflects no deduction for fees, expenses or taxes) Past 10 years
Total	44.63%	19.26%	15.10%	18.40%	15.21%	13.88%